CONSOLIDATED BALANCE SHEETS (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Mar. 29, 2013	Dec. 28, 2012
Successor [Member]
Accounts receivable - trade, allowance for doubtful accounts (in dollars)	$ 1,072	$ 528
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,500,000	2,500,000
Common stock, shares issued (in shares)	1,477,406	1,474,464
Common stock, shares outstanding (in shares)	1,477,406	1,474,464